SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) (Parenthetical) - USD ($)				3 Months Ended		12 Months Ended
		Oct. 01, 2025	Jul. 01, 2025	Dec. 31, 2025	Dec. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Nov. 30, 2025
Subsequent Event [Line Items]
Advances to supplies	[1]					$ 1,458,569
Professional Fees		$ 189,689.85		$ 706,157	$ 711,706	1,781,053	$ 2,889,165
Consulting Agreement [Member]
Subsequent Event [Line Items]
Professional Fees			$ 5,500,000
Payments for Repurchase of Private Placement			$ 55,000,000
Stock Issued During Period, Shares, Other			220,000,000
Consulting agreement description			Accordingly, 148,100,000 shares were issued on a pro-rata basis using the Company’s available authorized shares. The remaining 71,900,000 shares were subject to stockholder approval and an amendment to the Company’s Articles of Incorporation to increase the authorized share capital. As of September 30, 2025, $1,797,500 of the total $5.5 million consulting fee, representing the portion attributable to the 71,900,000 shares not yet issued and therefore had not been settled in equity. Accordingly, this amount was recorded as Other current assets – deferred equity issuance costs.
Daren Beijing Biomedical Technology Co Ltd [Member]
Subsequent Event [Line Items]
Other prepaid inventory						$ 1,404,745
Daren Beijing Biomedical Technology Co Ltd [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Other prepaid inventory								$ 1,404,745

[1]	Advances to suppliers totaled $1,458,569, of which $1,404,745 related to a prepayment made to Daren (Beijing) Biomedical Technology Co., Ltd. for the procurement of inventory pursuant to a purchase agreement entered into during the year. Subsequent to September 30, 2025, the purchase agreement was mutually terminated, and the supplier refunded the full prepayment amount of $1,404,745 to the Company in November 2025. As of the date of these financial statements, no amounts remained outstanding related to this advance.